Related party transactions - Summary of Stock Options, Share-based Awards and Shares Held by Key Management Personnel, Directors and Their Close Family Members (Detail) $ in Millions	Oct. 31, 2023 CAD ($) shares	Oct. 31, 2022 CAD ($) shares	Oct. 31, 2021 shares
Disclosure of transactions between related parties [line items]
Number of units held, stock options	7,767,000	7,509,000	7,055,000
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	32,958	569,470
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 4	$ 34
Key management personnel and directors and their close family members [member]
Disclosure of transactions between related parties [line items]
Number of units held, stock options	2,805,471	2,409,294
Number of units held, other non-option share-based awards	991,909	914,496
Number of units held, RBC common and preferred shares	181,648	170,312
Number of stock options, stock awards and shares held by key management personnel, Directors and their close family members	3,979,028	3,494,102
Stock options, value | $	$ 26	$ 59
Other non-option share-based awards, value | $	110	115
RBC common and preferred shares, value | $	20	22
Value of stock options, stock awards and shares held by key management personnel, Directors and their close family members | $	$ 156	$ 196